Acquisitions (Details 1) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 06, 2017 USD ($)
IPC Group
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Apr. 06, 2017
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Business Acquisition, Name of Acquired Entity	IP Cleaning S.p.A. and its subsidiaries ("IPC Group")
Business Combination, Consideration Transferred	$ 353,769
Cash Acquired from Acquisition	$ 8,804
Face amount			$ 420,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			$ 115,946
Crawford Laboratories, Inc.
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Jul. 28, 2016	Jul. 28, 2016
Business Acquisition, Name of Acquired Entity	Crawford Laboratories, Inc. and affiliates thereof ("Sellers")	Crawford Laboratories, Inc. and affiliates thereof ("Sellers")
Business Combination, Consideration Transferred	$ 11,843	$ 11,804
Payments to Acquire Businesses, Gross		10,965
Payment to Acquire Businesses, Deferred	$ 878	$ 839
Business Acquisition, Number of Deferred Payments	2	2
Business Acquisition, Amount of first deferred payment		$ 575
Business Acquisition, Deferred Payment Term		7 months
Dofesa Barrido Mecanizado
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Sep. 01, 2016	Sep. 01, 2016
Business Acquisition, Name of Acquired Entity	Dofesa Barrido Mecanizado ("Dofesa")	Dofesa Barrido Mecanizado ("Dofesa")
Business Combination, Consideration Transferred	$ 4,650	$ 5,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	3,448	3,448
Payments to Acquire Businesses, Gross		1,202
Payment to Acquire Businesses, Deferred		350
Business Combination, Consideration Transferred, Net	$ 1,202	1,552
Business Acquisition, Transaction Costs		$ 191